UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

A N N U A L   R E P O R T

December 31, 2006

Phone: (800) 860-3863
E-mail: fund@muhlenkamp.com
Web Site: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call
1-800-860-3863 for a current copy of the prospectus. Read it carefully before you invest.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Dear Fellow Shareholders:

The Trustees and Management of the Muhlenkamp Fund are pleased to present this Annual Report of your Fund.

2006 was a difficult year for us. Although our expectations on the economy were reasonably accurate (a soft landing), our expectations for the performance of some of our stocks were not. Specifically, we did not anticipate the degree and rapidity in which orders for new homes evaporated and the backlogs of homebuilders shrank. We also did not anticipate the repeat of unusually warm weather, causing the price of natural gas to fall dramatically. We have been encouraged by the action of the management of our companies. As their businesses slowed, they’ve used the resulting cash flows to buy in stock. We do think this will benefit us going forward.

When I write these letters, my challenge always lies in how best to describe to you what we’re seeing in the economy and the marketplace. To do that, I find that I have to put current observations in context of what went before. It helps me a lot to read our prior newsletters. It particularly helps to understand a “transition” year like 2006.

A full description of what we saw during 2006 goes beyond the length of this letter. A more thorough description is contained in Muhlenkamp Memorandum #81 and in our November 9, 2006 seminar, “Where to from Here,” both of which are available on our website (www.muhlenkamp.com). For those of you who have not received Muhlenkamp Memorandum #81 (because you own the Fund through a third party), copies of the ’Memorandum are available on request and the seminar presentation is available on a free DVD. If you do not have a DVD player, we can also provide a transcript.

Because we like the investment climate and we think the “transition period” is over, we think it’s an opportune time to be investing money in our companies’ stocks.

Ronald H. Muhlenkamp

President
February, 2007

Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible.

Cash flow — measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Average Annual Total Returns
as of December 31, 2006
	One	Three	Five	Ten	Fifteen	Since
Muhlenkamp Fund	Year	Year	Year	Year	Year	Inception*

Return Before Taxes	4.08%	11.82%	10.64%	13.29%	14.52%	14.01%
Return After Taxes on
Distributions**	3.95%	11.71%	10.58%	13.07%	14.23%	13.66%
Return After Taxes on
Distributions and Sale of
Fund Shares**	2.83%	10.20%	9.29%	11.89%	13.25%	12.81%

S&P 500***	15.80%	10.44%	6.19%	8.42%	10.64%	11.82%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.muhlenkamp.com. The Fund imposes a 2.00% redemption fee on shares held less than 30 days. Performance shown does not reflect this fee. If reflected, returns would be lower.

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

*	Operations commenced on November 1, 1988.
**
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

***
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

	Total Return %		Cumulative Return %
Period	Muhlenkamp	S&P 500	Muhlenkamp	S&P 500
Ending	Fund	Index	Fund	Index
12/31/97	33.3	33.4	33.3	33.4
12/31/98	3.2	28.6	37.6	71.6
12/31/99	11.4	21.0	53.2	107.6
12/31/00	25.3	(9.1)	92.0	88.7
12/31/01	9.3	(11.9)	109.9	66.2
12/31/02	(19.9)	(22.1)	68.1	29.5
12/31/03	48.1	28.7	149.0	66.7
12/31/04	24.5	10.9	210.0	84.8
12/31/05	7.9	4.9	234.5	93.9
12/31/06	4.1	15.8	248.2	124.5

A Hypothetical $10,000 Investment in the Muhlenkamp Fund

The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. This chart assumes an initial gross investment of $10,000 made on 12/31/96. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE
December 31, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period  (7/1/06 - 12/31/06).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE (Continued)
December 31, 2006 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/06	12/31/06	7/1/06 – 12/31/06*
Actual	$1,000.00	$1,081.30	$5.72
Hypothetical
(5% return before expenses)	1,000.00	1,019.51	5.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.09% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
December 31, 2006

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF ASSETS & LIABILITIES
December 31, 2006

ASSETS
INVESTMENTS, AT VALUE
(Cost $1,924,281,739)	$2,903,966,762
CASH	798
RECEIVABLE FOR FUND SHARES SOLD	3,451,966
DIVIDENDS RECEIVABLE	2,133,790
OTHER ASSETS	65,279
Total assets	2,909,618,595

LIABILITIES
LINE OF CREDIT	20,976,000
OPTIONS WRITTEN, AT VALUE
(Premiums received $1,317,839)	904,000
PAYABLE FOR FUND SHARES REDEEMED	4,996,769
PAYABLE TO ADVISOR	2,308,060
ACCRUED EXPENSES AND OTHER LIABILITIES	710,415
Total liabilities	29,895,244
NET ASSETS	$2,879,723,351

NET ASSETS
PAID IN CAPITAL	2,015,485,504
ACCUMULATED INVESTMENT LOSS	(4,082,667)
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS
SOLD, AND OPTION CONTRACTS EXPIRED OR CLOSED	(111,778,348)
NET UNREALIZED APPRECIATION ON:
Investments	979,685,023
Written options	413,839
NET ASSETS	$2,879,723,351
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, $.001 par value)	33,043,819
NET ASSET VALUE PER SHARE	$ 87.15

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends
(Net of foreign taxes withheld of $28,241)		$ 52,627,299
Interest		872,988
Total investment income		53,500,287

EXPENSES:
Investment advisory fees	$28,529,177
Shareholder servicing and accounting costs	1,135,990
Reports to shareholders	202,583
Federal & state registration fees	95,645
Custody fees	108,285
Administration fees	1,303,605
Trustees’ fees and expenses	106,734
Auditor fees	29,626
Legal fees	116,418
Interest expense	673,834
Other	105,459
Total operating expenses before expense
reductions	32,407,356
Expense reductions (see Note 9)	(34,111)
Total expenses		32,373,245
NET INVESTMENT INCOME		21,127,042
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on investments		(16,338,099)
Change in unrealized appreciation on:
Investments	93,638,906
Written options	413,839
		94,052,745
Net realized and unrealized gain on investments		77,714,646
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS		$ 98,841,688

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
OPERATIONS:
Net investment income	$21,127,042	$26,988,403
Net realized loss on investments sold	(16,338,099)	(40,290,930)
Change in unrealized appreciation on
investments and written options	94,052,745	220,684,666
Net increase in net assets resulting from
operations	98,841,688	207,382,139

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	836,346,773	1,593,884,281
Dividends reinvested	22,468,690	26,036,143
Redemption fees	78,975	105,737
Cost of shares redeemed	(1,138,228,978)	(707,256,218)
Net increase (decrease) in net assets
resulting from capital share transactions	(279,334,540)	912,769,943

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,255,251)	(27,390,370)
Net decrease in net assets resulting from
distributions to shareholders	(24,255,251)	(27,390,370)
Total increase (decrease) in net assets	(204,748,103)	1,092,761,712
NET ASSETS:
Beginning of year	3,084,471,454	1,991,709,742
End of year	$2,879,723,351	$3,084,471,454

ACCUMULATED NET INVESTMENT LOSS:	$(4,082,667)	$(954,458)

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2006	2005	2004	2003	2002

NET ASSET VALUE, BEGINNING OF
YEAR	$84.44	$78.97	$63.51	$42.89	$53.55
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.64(1)	0.76(1)	0.11(2)	(0.02)(2)	(0.06)(1)
Net realized and unrealized gains (losses)
on investments	2.81	5.47	15.46	20.64	(10.60)
Total from investment operations	3.45	6.23	15.57	20.62	(10.66)
LESS DISTRIBUTIONS:
From net investment income	(0.74)	(0.76)	(0.11)	—	—
Total distributions	(0.74)	(0.76)	(0.11)	—	—

NET ASSET VALUE, END OF YEAR	$87.15	$84.44	$78.97	$63.51	$42.89

TOTAL RETURN	4.08%	7.88%	24.51%	48.07%	(19.92)%
NET ASSETS, END OF YEAR (in millions)	$2,880	$3,084	$1,992	$1,157	$600
RATIO OF OPERATING EXPENSES TO
AVERAGE NET ASSETS(3)	1.06%	1.06%	1.14%	1.18%	1.17%
RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS	0.69%	1.02%	0.16%	(0.04)%	(0.10)%
PORTFOLIO TURNOVER RATE	11.58%	6.05%	7.00%	9.15%	11.17%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income (loss) per share represents net investment income (loss) for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each year.
(3)
The operating expense ratio includes expense reductions for soft dollar credits and minimum account maintenance fees deposited into the Fund. The ratios excluding expense reductions for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, were 1.06%, 1.06%, 1.14%, 1.18%, and 1.18%, respectively (See Note 9).

BROKER COMMISSIONS (UNAUDITED)

Some people have asked how much the Muhlenkamp Fund pays in commissions:

For the year ended December 31, 2006, the Fund paid $560,484 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal two cents (2¢) per Fund share and would have increased the operating expense ratio from 1.06% to 1.08%.

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
December 31, 2006

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK — 100.7%
Automobiles & Components — 4.0%
Harley-Davidson, Inc.	400,000	$28,188,000
National R.V. Holdings, Inc. (a)	418,350	1,543,711
Thor Industries, Inc.	1,447,100	63,657,929
Winnebago Industries, Inc.	678,200	22,319,562
		115,709,202
Banks — 1.9%
Washington Mutual, Inc.	1,211,687	55,119,642
Capital Goods — 6.5%
Caterpillar, Inc.	1,320,000	80,955,600
Eagle Materials, Inc.	303,996	13,141,747
Graco, Inc.	206,707	8,189,731
The Lamson & Sessions Co. (a)	138,000	3,347,880
Rush Enterprises, Inc. - Class A (a)	206,605	3,495,757
Rush Enterprises, Inc. - Class B (a)	282,005	4,450,039
Terex Corp. (a)	1,128,200	72,859,156
		186,439,910
Consumer Durables — 5.5%
American Woodmark Corp.	292,500	12,241,125
The Black & Decker Corp.	456,100	36,474,317
Masco Corp.	950,000	28,376,500
Mohawk Industries, Inc. (a)	180,663	13,524,432
Polaris Industries, Inc.	419,200	19,631,136
Stanley Furniture Co., Inc.	621,800	13,337,610
Whirlpool Corp.	401,400	33,324,228
		156,909,348
Diversified Financials — 18.9%
Capital One Financial Corp.	1,454,700	111,750,054
Citigroup, Inc.	2,270,000	126,439,000
Countrywide Financial Corp.	3,191,998	135,500,315
Merrill Lynch & Company, Inc.	1,631,700	151,911,270
Morgan Stanley	243,000	19,787,490
		545,388,129

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2006

Name of Issuer or Title of Issue	Shares	Value

Energy — 16.0%
Anadarko Petroleum Corp.	2,285,600	$99,469,312
ConocoPhillips	1,695,400	121,984,030
Devon Energy Corp.	1,337,700	89,732,916
Nabors Industries, Ltd. (a)(b)	3,180,000	94,700,400
Patterson-UTI Energy, Inc.	2,426,400	56,365,272
		462,251,930
Food Beverage & Tobacco — 3.8%
Altria Group, Inc.	1,265,580	108,612,076
Health Care Equipment & Services — 4.0%
UnitedHealth Group, Inc.	2,131,200	114,509,376
Homebuilding — 11.2%
Beazer Homes USA, Inc.	678,900	31,915,089
Centex Corp.	1,360,000	76,527,200
Meritage Corp. (a)	983,200	46,918,304
NVR, Inc. (a)	145,000	93,525,000
Pulte Homes, Inc.	440,460	14,588,035
Toll Brothers, Inc. (a)(c)	1,873,800	60,392,574
		323,866,202
Insurance — 10.9%
The Allstate Corp.	2,220,200	144,557,222
American International Group, Inc.	1,746,100	125,125,526
Fidelity National Title Group, Inc.	1,903,908	45,465,323
		315,148,071
Materials — 10.2%
BHP Billiton, Ltd. - ADR	2,110,100	83,876,475
Cemex S.A. de C.V. - ADR (a)	4,708,990	159,540,581
Chaparral Steel Co.	403,800	17,876,226
NovaGold Resources, Inc. (a)(b)	634,700	10,891,452
RTI International Metals, Inc. (a)	278,800	21,807,736
		293,992,470
Pharmaceuticals & Biotechnology — 5.5%
Johnson & Johnson	1,827,500	120,651,550
Marshall Edwards, Inc. (a)	75,607	231,357

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2006

Name of Issuer or Title of Issue	Shares	Value

Pharmaceuticals & Biotechnology — 5.5%
(Continued)
Novogen, Ltd. - ADR (a)	250,360	$2,561,183
Pfizer, Inc.	1,300,000	33,670,000
		157,114,090
Software & Services — 1.2%
Fidelity National Information Services	836,797	33,547,192
OpenTV Corp. - Class A (a)	200,000	464,000
		34,011,192
Technology Hardware & Equipment — 0.5%
Intel Corp.	16,000	324,000
International Business Machines Corp.	140,000	13,601,000
		13,925,000
Telecommunication Services — 0.1%
Embarq Corp.	46,773	2,458,389
Transportation — 0.5%
YRC Worldwide, Inc. (a)	392,400	14,805,252
Total Common Stocks
(Cost $1,920,575,256)		2,900,260,279

Name of Issuer or Title of Issue	Principal Amount	Value

SHORT-TERM INVESTMENT — 0.1%
United States Treasury Bill
4.975%, due 02/01/2007	$3,722,000	$3,706,483
Total Short-Term Investment
(Cost $3,706,483)		3,706,483

TOTAL INVESTMENTS
(Cost $1,924,281,739) — 100.8%		2,903,966,762
LIABILITIES IN EXCESS OF OTHER
ASSETS — (0.8)%		(24,243,411)
TOTAL NET ASSETS — 100.0%		$2,879,723,351

ADR American Depository Receipt
(a)	Non income producing.
(b)	Foreign company.
(c)	Shares are held to cover all or a portion of a corresponding written option contract.

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF OPTIONS WRITTEN
December 31, 2006

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS — 0.0%
Toll Brothers, Inc.
Expiration January 2008,
Exercise Price $35.00	1,000	$394,000
WRITTEN PUT OPTIONS — 0.0%
Toll Brothers, Inc.
Expiration January 2008,
Exercise Price $35.00	1,000	510,000

Total Options Written (Premiums received
$1,317,839) — 0.0%		$904,000

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS
Year Ended December 31, 2006

1.	ORGANIZATION
The Wexford Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the “Fund”) is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund will manage its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of significant accounting policies applied by management in the preparation of the accompanying financial statements follows.

a.
Investment Valuations — Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2006

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair valued of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

b.
Foreign Securities — Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c.
Foreign currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market price of such securities. However, for federal income tax purposes the Fund does isolate and treat the effect of changes in foreign exchange rates on realized gain or loss from the sale of equity securities and payables/receivables arising from trade date and settlement date differences as ordinary income.

d.
Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity  basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2006

e.
Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

f.
Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

g.
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

h.
Options Transactions — The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.  When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2006

The Fund may purchase put and call options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Co., Inc. (the “Adviser”), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management. Effective January 1, 2006, the Adviser charges a management fee equal to 1% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.9% per annum on Fund net assets in excess of $1 billion. Under terms of the advisory agreement, which is approved annually, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund’s net assets. Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be reimbursed by the Adviser. The Fund has no obligation to reimburse the Adviser for such payments. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. During 2006, total expenses of $2,439,595 related to such services were performed by U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as custodian for the Fund.

4.	LINE OF CREDIT
The Fund has established an unsecured line of credit agreement (“LOC”) with U.S. Bank, N.A., which expires April 30, 2007, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowings of the Fund are subject to a $100 million cap on the total LOC. The interest rate paid on outstanding borrowings is equal to Prime, which was 8.25% as of December 31, 2006. Average borrowings during the year were $24,805,193. At December 31, 2006, there were borrowings of $20,976,000 by the Fund outstanding under the LOC.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2006

5.	CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

Shares outstanding, beginning of year	36,528,358	25,221,404
Shares sold	9,854,275	19,687,151
Dividends reinvested	256,580	307,296
Shares redeemed	(13,595,394)	(8,687,493)
Shares outstanding, end of year	33,043,819	36,528,358

6.	OPTION CONTRACTS WRITTEN
The number of option contracts written and the premiums received by the Fund during the year ended December 31, 2006, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	—	$—
Options written	2,000	1,317,839
Options closed	—	—
Options exercised	—	—
Options expired	—	—
Options outstanding, end of year	2,000	$1,317,839

7.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2006, were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other

$18,373,637	$333,960,613	$14,785,000	$565,843,800

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2006

8.	FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2006, the Fund had capital loss carryovers as follows:

Net Capital	Capital Loss
Loss Carryovers*	Carryover Expiration
$3,833,114	12/31/2009
17,656,856	12/31/2010
18,459,729	12/31/2011
12,339,605	12/31/2012
40,431,141	12/31/2013
17,669,785	12/31/2014
$110,390,230

*	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$1,929,945,831
Gross tax unrealized appreciation	$1,026,523,892
Gross tax unrealized depreciation	(52,089,122)
Net tax unrealized appreciation	$974,434,770
Undistributed ordinary income	$228,763
Undistributed long-term capital gain	—
Total distributable earnings	$228,763
Other accumulated losses	$(110,425,686)
Total accumulated earnings	$864,237,847

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 28, 2006, a distribution of $.74 per share was declared and paid to shareholders of record as of December 27, 2006.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2006

On December 29, 2005, a distribution of $.76 per share was declared and paid to shareholders of record as of December 28, 2005.

The tax character of distributions paid were as follows:
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

Ordinary income	$24,255,251	$27,390,370

9.	EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund’s expense ratio. For the year ended December 31, 2006, the Fund’s expenses were reduced $34,111 by utilizing minimum account maintenance fees, resulting in a decrease in the expenses being charged to shareholders.

10.	REDEMPTION FEE
Effective April 1, 2005, those who buy and sell the Fund within 30 calendar days will incur a 2% redemption fee. For the year ended December 31, 2006, the Fund retained $78,975 in redemption fees which increased paid in capital.

11.	GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

12.	NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 26, 2006, the SEC issued a staff guidance letter that delays the implementation of FIN 48. The effects of FIN 48 will be reflected in the Fund’s semi-annual financial statements. At this time, management is evaluating the implications of FIN 48, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2006

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Muhlenkamp Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muhlenkamp Fund (constituting the Wexford Trust, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP
Milwaukee, WI
February 19, 2007

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

ADDITIONAL INFORMATION (Unaudited)
Year Ended December 31, 2006
1.	QUALIFIED DIVIDEND INCOME PERCENTAGE
The Fund designated 100% of dividends declared and paid during the year ending December 31, 2006 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

2.	CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE
Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 100% of dividends declared and paid during the year ending December 31, 2006 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

3.	INFORMATION FOR FOREIGN SHAREHOLDERS
For foreign shareholders in the Fund, for the year ended December 31, 2006, 1.54% of the ordinary distributions paid by The Muhlenkamp Fund qualify as interest related dividends under the Internal revenue Code Section 871(k)(l)(c).

4.	INFORMATION ABOUT PROXY VOTING
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the Funds’ website at www.muhlenkamp.com, and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

5.	AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended September 30, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

TRUSTEES AND OFFICERS

Number of
				Portfolios	Other
	Position(s)	Term of Office	Principal	in Complex	Directorships
Name, Address,	Held	and Length of	Occupation(s)	Overseen	Held
and Age	with Fund	Time Served	During Past 5 Years	by Trustee	by Trustee
Independent Trustees:
Alfred E. Kraft	Trustee	Indefinite Term;	An independent	1	None
202 Fan Hollow Road		Served as	management consultant
Uniontown, PA 15401		Trustee from	from 1986 to present.
Age: 69		1998 to present

Terrence McElligott	Trustee	Indefinite Term;	President of West Penn	1	None
4103 Penn Avenue		Served as	Brush & Supply, Inc., a
Pittsburgh, PA 15224		Trustee from	wholesale industrial brush
Age: 59		1998 to present	sales company, from 1979
to present.

Interested Trustees and Officers:
Ronald H. Muhlenkamp	President,	Indefinite Term;	President and Director of	1	None
Muhlenkamp &	Trustee	Served as	Muhlenkamp & Company,
Company, Inc.		President and	Inc., investment adviser to
5000 Stonewood Drive,		Trustee from	the Fund, from 1987 to
Suite 300		1987 to present	present.
Wexford, PA 15090
Age: 63

James S. Head	Vice	Indefinite Term;	Executive Vice President	N/A	None
Muhlenkamp &	President,	Served as Vice	of Muhlenkamp &
Company, Inc.	Treasurer	President and	Company, Inc., investment
5000 Stonewood Drive,		Treasurer from	adviser to the Fund, from
Suite 300		1999 to present	1999 to present; Branch
Wexford, PA 15090			Manager, Parker/Hunter
Age: 61			Inc., a securities brokerage
firm from 1995 to 1999.

John H. Kunkle, III	Vice	Indefinite Term;	Portfolio analyst with	N/A	None
Muhlenkamp &	President	Served as Vice	Muhlenkamp & Company,
Company, Inc.		President from	Inc., investment adviser to
5000 Stonewood Drive,		1999 to present	the Fund, from 1992 to
Suite 300			present.
Wexford, PA 15090
Age: 44

Jean Leister	Secretary	Indefinite Term;	Executive Assistant with	N/A	None
Muhlenkamp &		Served as	Muhlenkamp & Company,
Company, Inc.		Secretary from	Inc., investment adviser to
5000 Stonewood Drive,		1992 to present	the Fund, from 1987 to
Suite 300			present.
Wexford, PA 15090
Age: 59

Additional information about the Fund’s trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-860-3863.

INVESTMENT ADVISER
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 Rivercenter Drive, Suite 302
Milwaukee, WI 53212

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 E. Wisconsin Avenue
Milwaukee, WI 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference to the registrant’s Form N-CSR filed March 8, 2004.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were N/A. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2006	FYE 12/31/2005
Audit Fees	22,200	20,500
Audit-Related Fees	0	0
Tax Fees	6,400	6,200
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2006	FYE 12/31/2005
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Incorporated by reference to the Registrant’s Form N-CSR filed March 8, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wexford Trust

By (Signature and Title)*   /s/ Ronald H. Muhlenkamp
                                                      Ronald H. Muhlenkamp, President

Date   2/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ronald H. Muhlenkamp
                                                     Ronald H. Muhlenkamp, President

Date  2/23/07

By (Signature and Title)*  /s/ James S. Head
                                                    James S. Head, Treasurer

Date  2/23/07

* Print the name and title of each signing officer under his or her signature.